Expense Example	Nov. 28, 2025 USD ($)
CCT Thematic Equity Fund | Institutional Shares, CCT Thematic Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,214
KBI GLOBAL INVESTORS AQUARIUS FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,635
KBI GLOBAL INVESTORS AQUARIUS FUND | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	$ 1,911